Segment Information - Additional Information (Detail) - Segment	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting [Abstract]
Number of reportable segments	3	3	3	3